Operating Segments (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Summary of segmental information
Revenues	$ 7,043,016	$ 3,224,152
Income (loss) from Operations	(10,761,349)	(7,156,542)
Amortization and Depreciation Expense	245,787	230,071
Interest Income	1,310	1,960
Stock-Based Compensation	720,150	803,060
Identifiable Assets	6,954,248	8,265,455
Vaccines/BioDefense [Member]
Summary of segmental information
Revenues	6,756,388	3,003,822
Income (loss) from Operations	807,164	(1,666,130)
Amortization and Depreciation Expense	39,625	37,981
Stock-Based Compensation	114,920	80,432
Identifiable Assets	1,025,220	1,870,414
BioTherapeutics [Member]
Summary of segmental information
Revenues	286,628	220,330
Income (loss) from Operations	(7,674,381)	(3,069,998)
Amortization and Depreciation Expense	199,196	190,033
Stock-Based Compensation	193,926	250,431
Identifiable Assets	204,308	386,721
Corporate [Member]
Summary of segmental information
Income (loss) from Operations	(3,894,132)	(2,420,414)
Amortization and Depreciation Expense	6,966	2,057
Interest Income	1,310	1,960
Stock-Based Compensation	411,304	472,197
Identifiable Assets	$ 5,724,720	$ 6,008,320